Stock-Based Compensation (Tables) - Jasper Therapeutics, Inc. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stock-Based Compensation (Tables) [Line Items]
Schedule of stock option activity
		Option Outstanding		Weighted - Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
	Shares Available for Grant	Number of Shares	Weighted Average Exercise Price
Balance, January 1, 2021	1,525,945	10,565,957	$0.20	9.52	$5,599,957
Options granted	(516,179)	516,179	$0.73
Options exercised	—	(347,682)	$0.20
Balance, June 30, 2021	1,009,766	10,734,454	$0.23	9.06	$16,660,657

Vested and expected to vest, June 30, 2021		10,733,204	$0.23	9.06	$16,658,717
Exercisable		4,696,360	$0.20	8.97	$7,407,183

		Option Outstanding		Weighted - Average Remaining Contractual Life (Years)
	Shares Available for Grant	Number of Shares	Weighted Average Exercise Price		Aggregate Intrinsic Value
Balance, January 1, 2020	12,359,055	—	$—	—	—
Options granted	(10,889,015)	10,889,015	$0.20
Options exercised	—	(267,153)	$0.20
Options cancelled/forfeited	55,905	(55,905)	$0.20
Balance, December 31, 2020	1,525,945	10,565,957	$0.20	9.52	$5,599,957
Vested and expected to vest, December 31, 2020		10,565,957	$0.20	9.52	$5,599,957
Exercisable		2,513,685	$0.20	9.44	$1,332,253

Schedule of stock-based compensation expense
	Six Months Ended June 30,
	2020	2021
General and administrative	$380	$257
Research and development	77	365
	$457	$622

	Year Ended December 31,
	2019	2020
General and administrative	$6	$722
Research and development	—	488
	$6	$1,210

Schedule of fair value of employee stock options was estimated using a Black-Scholes option-pricing model
	Six Months Ended June 30,
	2020	2021
Fair value of common stock	$0.36	$1.05
Expected term (in years)	5.00 – 6.01	5.29 – 6.08
Expected volatility	74.53% – 75.61%	75.27% – 75.79%
Risk-free interest rate	0.31% – 0.41%	0.65% – 0.80%
Expected dividend yield	—	—

Year Ended December 31, 2020
Fair value of common stock	$0.36 – $0.69
Expected term (in years)	5.00 – 6.06
Expected volatility	74.27% – 75.61%
Risk-free interest rate	0.27% – 0.45%
Expected dividend yield	—